Prepayments and Other Assets, Net - Schedule of Rental and Other Deposits, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Rental and Other Deposits, Net [Abstract]
Rental and other deposits	¥ 7,607	¥ 8,072
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	¥ 3,648	¥ 4,113